Earnings and dividends per share (Details) - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Earnings and dividends per share
Basic earnings per share (in rand per share)	R 10.6	R (69.94)	R 14
Headline earnings per share (in rand per share)	35.13	18.19	53.75
Diluted earnings per share (in rand per share)	10.54	(69.94)	13.02
Diluted headline earnings per share (in rand per share)	34.92	16.73	50.76
Dividends per share		2	17
Dividends per share - interim		2	7
Dividends per share- final	R 0	R 0	R 10
Earnings/(loss) and headline earnings
Earnings/(loss) attributable to owners of Sasol Limited	R 6,767	R (44,271)	R 8,799
Total remeasurement items for the Group, net of tax	15,652	55,784	24,978
Headline earnings attributable to owners of Sasol Limited	22,419	R 11,513	R 33,777
Gain on remeasurement of contingent consideration from Uzbekistan GTL LLC disposal, excluded from remeasurement items for headline earnings	R 1,428
Basic weighted average number of shares
Issued shares	649,375,104	648,475,104	640,667,612	635,676,817
Effect of treasury shares held	(10,300,000)	(13,100,000)	(10,400,000)
Effect of long-term incentives exercised	(900,000)	(2,400,000)	(1,900,000)
Basic weighted average number of shares for EPS and HEPS	638,200,000	633,000,000	628,400,000
Diluted earnings
Earnings/(loss) attributable to owners of Sasol Limited	R 6,767	R (44,271)	R 8,799
Impact of convertible bonds		(136)	(179)
Diluted earnings attributable to owners of Sasol Limited	6,767		8,620
Diluted (loss)/earnings attributable to owners of Sasol Limited		(44,407)
Diluted headline earnings
Headline earnings attributable to owners of Sasol Limited	22,419	11,513	33,777
Impact of convertible bonds		(136)	(179)
Diluted headline earnings attributable to owners of Sasol Limited	R 22,419	R 11,377	R 33,598
Diluted weighted average number of shares
Weighted average number of shares	638,200,000	633,000,000	628,400,000
Potential dilutive effect of convertible bonds		39,900,000	24,200,000
Potential dilutive effect of long-term incentive scheme	3,800,000	7,000,000	9,300,000
Diluted weighted average number of shares for DEPS and DHEPS	642,000,000		661,900,000
Diluted weighted average number of shares for DEPS and DHEPS		679,900,000